N-6	May 01, 2024
Prospectus:
Document Type	N-6
Entity Registrant Name	Principal Life Insurance Company Variable Life Separate Account
Entity Central Index Key	0000812797
Entity Investment Company Type	N-6
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 18. Portfolio Companies (N-6) [Text Block]
APPENDIX - UNDERLYING FUNDS AVAILABLE UNDER THE POLICY

Delete the rows for AllianceBernstein Small Cap Growth - Class A, and CVT S&P 500 Index in the table and replace with the following:

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)*	Small/Mid US Equity	AllianceBernstein	0.90%	18.02%	10.57%	8.53%
CVT S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.28%	25.92%	15.39%	11.68%

Portfolio Companies [Table Text Block]

Fund Company and Fund Name and Class	Fund Type	Advisor/ Sub-Advisor	Current Expense Ratio	Average Annual Total Returns
				1 yr	5 yr	10 yr
AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)*	Small/Mid US Equity	AllianceBernstein	0.90%	18.02%	10.57%	8.53%
CVT S&P 500 Index (not available to new investors after 4/25/2014)*	Large US Equity	Calvert Research and Management/Ameritas Investment Partners, Inc.	0.28%	25.92%	15.39%	11.68%

C000028521 [Member]
Prospectus:
Portfolio Company Name [Text Block]	AllianceBernstein Small Cap Growth - Class A (not available to new investors after 2/1/2013)*
Portfolio Company Adviser [Text Block]	AllianceBernstein
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	18.02%
Average Annual Total Returns, 5 Years [Percent]	10.57%
Average Annual Total Returns, 10 Years [Percent]	8.53%
C000030367 [Member]
Prospectus:
Portfolio Company Name [Text Block]	CVT S&P 500 Index (not available to new investors after 4/25/2014)*
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.28%
Average Annual Total Returns, 1 Year [Percent]	25.92%
Average Annual Total Returns, 5 Years [Percent]	15.39%
Average Annual Total Returns, 10 Years [Percent]	11.68%